Stock Option Plans and Warrants to Purchase Common Stock - Schedule of share-based compensation expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of share-based compensation expense [Line Items]
Share-Based Compensation	$ 59,961	$ 73,634	$ 370,182	$ 333,389
Research and development [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of share-based compensation expense [Line Items]
Share-Based Compensation			150,466	142,879
General and administrative [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of share-based compensation expense [Line Items]
Share-Based Compensation			$ 219,716	$ 190,510